Equipment and leasehold improvements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 7,462	$ 7,414
Furniture and equipment	16,870	16,933
Property, Plant and Equipment, Gross	24,332	24,347
Less: accumulated depreciation and amortization	16,203	13,881
Property, Plant and Equipment, Net	$ 8,129	$ 10,466	$ 12,808